DECHERT
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


May 2, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re: The Stockback Trust
       File Nos. 333-87237 and 811-09587

Dear Sir or Madam:

On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Registrant's Post-Effective Amendment No. 1 to its registration statement on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2001 as part of the Registrant's most recent registration statement, and (ii) the text of Registrant's most recent registration statement was filed electronically on May 1, 2001.

No fees are required in connection with this filing. Please contact the undersigned at 202.261.3304 with any questions or comments regarding this matter.

Very truly yours,

/s/ Ethan D. Corey